Segments (Tables)	12 Months Ended
Dec. 31, 2023
Segments [Abstract]
Schedule of Revenues, Net

The following tables set forth the Company’s revenues, net and adjusted EBITDA for the years ended December 31, 2023 and 2022:

	For the years ended December 31,
	2023	2022
Revenues, net:
Marketplace
Advertising and eCommerce sales	$2,987,406	$475,175
Brands
Product sales	3,185,931	—
Returns and discounts	(487,350)	—
Total Brand revenues, net	2,698,581	—
Total revenues, net	$5,685,987	$475,175

Schedule of Segment Information
	2023			2022
	Marketplace	Brands	Total	Marketplace	Total
Revenues, net	$2,987,406	$2,698,581	$5,685,987	$475,175	$475,175
Segment cost of sales – services	$1,829,066	$—	$1,829,066	$716,102	$716,102
Segment cost of goods sold	$—	$1,969,147	$1,969,147	$—	$—
Segment Gross Profit	$1,158,340	$729,434	$1,887,774	$(240,927)	$(240,927)
Segment Gross Profit Margin	39%	27%	33%	(51)%	(51)%
Adjusted EBITDA	$(21,602,494)	$(1,906,208)	$(23,508,702)	$(6,254,330)	$(6,254,330)
Depreciation and amortization	$2,324,039	$118,667	$2,442,706	$842,185	$842,185

Schedule of Segment 's Adjusted EBITDA

The following tables set forth the Company’s revenues, net and adjusted EBITDA for the years ended December 31, 2023 and 2022:

	For the years ended December 31,
	2023	2022
Adjusted EBITDA	$(23,508,702)	$(6,254,330)
Transaction costs incurred in connection with the Business Combination	(6,845,777)	—
Transaction costs incurred in connection with potential acquisitions	(550,792)	—
Share-based compensation (exclusive of what is included in transaction costs above)	(5,998,019)	—
Depreciation and amortization	(2,442,706)	(842,195)
Other income, net	340,807	118,158
Change in fair value of warrant liabilities	(1,313,500)	—
Change in fair value of earnout liabilities	1,740,000	—
Change in fair value of convertible notes	(14,571,109)	—
Income tax expense	(1,945)	(800)
Interest expense, net	(177,444)	591
Net loss	$(53,329,187)	$(6,978,576)